American Beacon Advisors, Inc.
                      4151 Amon Carter Blvd. MD 2450
                           Fort Worth, TX 76155


                                                 March 4, 2005


VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  American Beacon Funds
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, American
Beacon Funds ("Registrant") hereby certifies (a) that the forms of Prospectus used with respect to the Institutional Class, the PlanAhead Class, the AMR Class, the Service Class, the Cash Management Class, and the Platinum Class of the Registrant do not differ from those contained in Post-Effective Amendment No. 52 ("Amendment No. 52") to the Registrant's Registration Statement, (b) that the form of Statement of Additional Information used with respect to the Cash Management and Platinum Classes of the Registrant does not differ from that contained in Amendment No. 52, and (c) that Amendment No. 52 was filed electronically.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 931-9504.

                                          Sincerely,

                                          /s/ Christy Sears
                                          ----------------------
                                          Christy Sears
                                          Chief Compliance Officer
                                          American Beacon Funds


cc:   Arun Murthy, Esq.
          Kirkpatrick & Lockhart Nicholson Graham LLP